Change in significant accounting policy - Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of consolidated statement of operations and comprehensive income
The following tables summarize the effect of the change in accounting policy (note 2(a)(i)) on the Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2024, and 2023:

	Year ended December 31, 2024			Year ended December 31, 2023
	Without change	Effect of change	As reported	As originally reported	Effect of change	As reported
Revenue	$1,169,421	$(3,634)	$1,165,787	$957,220	$7,460	$964,680
Cost of sales	792,300	(3,244)	789,056	671,684	6,844	678,528
Gross profit	210,439	(391)	210,048	154,217	616	154,833
Equity earnings in affiliates and joint ventures	(14,908)	(391)	(15,299)	(25,815)	616	(25,199)
Net income	44,085	—	44,085	63,141	—	63,141